UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-5586

                      OPPENHEIMER CALIFORNIA MUNICIPAL FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200

                        Date of fiscal year end: JULY 31

                   Date of reporting period: JANUARY 31, 2006

ITEM 1. REPORTS TO STOCKHOLDERS.



TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TOP TEN INDUSTRIES
--------------------------------------------------------------------------------
Tobacco Settlement Payments                                               24.9%
--------------------------------------------------------------------------------
Special Tax                                                               22.8
--------------------------------------------------------------------------------
Special Assessment                                                        12.9
--------------------------------------------------------------------------------
Municipal Leases                                                           5.3
--------------------------------------------------------------------------------
General Obligation                                                         4.7
--------------------------------------------------------------------------------
Marine/Aviation Facilities                                                 4.0
--------------------------------------------------------------------------------
Pollution Control                                                          2.8
--------------------------------------------------------------------------------
Multifamily Housing                                                        2.5
--------------------------------------------------------------------------------
Highways/Railways                                                          2.4
--------------------------------------------------------------------------------
Water Utilities                                                            2.2

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are based on the total market value of investments.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CREDIT ALLOCATION

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

AAA              15.8%
AA                6.0
A                 4.3
BBB              53.0
BB                2.4
B                 0.8
CCC               1.7
Not Rated        16.0

Portfolio holdings and allocations are subject to change. Percentages are as of January 31, 2006, and are dollar-weighted based on the total market value of investments. Securities rated by any rating organization are included in the equivalent S&P rating category. The allocation includes rated securities and those not rated by a national rating organization but to which the ratings above have been assigned by the Manager for internal purposes as being comparable, in the Manager's judgment, to securities rated by a rating agency in the same category.

--------------------------------------------------------------------------------


                   13 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES
--------------------------------------------------------------------------------

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. THIS SEMIANNUAL REPORT MUST BE PRECEDED OR ACCOMPANIED BY THE CURRENT PROSPECTUS OF OPPENHEIMER CALIFORNIA MUNICIPAL FUND. BEFORE INVESTING IN ANY OF THE OPPENHEIMER FUNDS, INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. FUND PROSPECTUSES CONTAIN THIS AND OTHER INFORMATION ABOUT THE FUNDS. FOR MORE INFORMATION, ASK YOUR FINANCIAL ADVISOR, CALL US AT 1.800.525.7048, OR VISIT OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ PROSPECTUSES CAREFULLY BEFORE INVESTING.

The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.

CLASS A shares of the Fund were first publicly offered on 11/3/88. The average annual total returns are shown net of the applicable 4.75% maximum initial sales charge. The Fund's maximum sales charge for Class A shares was lower prior to 1/31/86, so actual performance may have been higher.

CLASS B shares of the Fund were first publicly offered on 5/3/93. The average annual total returns are shown net of the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 11/1/95. The average annual total returns are shown net of the applicable 1% contingent deferred sales charge for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


                   14 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended January 31, 2006.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in


                   15 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
--------------------------------------------------------------------------------

the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                             BEGINNING       ENDING         EXPENSES
                             ACCOUNT         ACCOUNT        PAID DURING
                             VALUE           VALUE          6 MONTHS ENDED
                             (8/1/05)        (1/31/06)      JANUARY 31, 2006
--------------------------------------------------------------------------------
Class A Actual               $1,000.00       $1,019.00      $5.00
--------------------------------------------------------------------------------
Class A Hypothetical          1,000.00        1,020.27       5.00
--------------------------------------------------------------------------------
Class B Actual                1,000.00        1,014.90       9.03
--------------------------------------------------------------------------------
Class B Hypothetical          1,000.00        1,016.28       9.04
--------------------------------------------------------------------------------
Class C Actual                1,000.00        1,015.10       8.88
--------------------------------------------------------------------------------
Class C Hypothetical          1,000.00        1,016.43       8.88

Hypothetical assumes 5% annual return before expenses.

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). Those annualized expense ratios based on the 6-month period ended January 31, 2006 are as follows:

CLASS         EXPENSE RATIOS
----------------------------
Class A           0.98%
----------------------------
Class B           1.77
----------------------------
Class C           1.74

--------------------------------------------------------------------------------


                   16 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  January 31, 2006 / Unaudited
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--101.8%
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--90.8%
$  3,025,000  ABAG Finance Authority for NonProfit Corporations
              (Channing House) 1                                            5.500%          02/15/2029      $    3,130,331
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  ABAG Finance Authority for NonProfit Corporations
              (Schools of Sacred Heart) 1                                   6.450           06/01/2030           1,065,660
--------------------------------------------------------------------------------------------------------------------------
      90,000  ABAG Finance Authority for NonProfit Corporations COP         6.000           08/15/2020              91,948
--------------------------------------------------------------------------------------------------------------------------
     450,000  ABAG Finance Authority for NonProfit Corporations
              COP (American Baptist Homes of the West)                      5.750           10/01/2017             454,437
--------------------------------------------------------------------------------------------------------------------------
     250,000  ABAG Finance Authority for NonProfit Corporations
              COP (Lytton Gardens)                                          6.000           02/15/2019             261,373
--------------------------------------------------------------------------------------------------------------------------
     440,000  ABAG Finance Authority for NonProfit Corporations
              COP (O'Connor Woods)                                          6.200           11/01/2029             475,768
--------------------------------------------------------------------------------------------------------------------------
   4,300,000  ABAG Finance Authority for NonProfit Corporations
              COP (Redwood Senior Homes & Services) 1                       6.125           11/15/2032           4,623,962
--------------------------------------------------------------------------------------------------------------------------
      55,000  Adelanto Improvement Agency, Series B                         5.500           12/01/2023              55,387
--------------------------------------------------------------------------------------------------------------------------
      50,000  Adelanto Public Financing Authority                           6.300           09/01/2028              51,111
--------------------------------------------------------------------------------------------------------------------------
   5,295,000  Agua Mansa Industrial Growth Association Special Tax          6.500           09/01/2033           5,603,010
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  Alameda COP                                                   5.750           12/01/2021           1,558,875
--------------------------------------------------------------------------------------------------------------------------
     200,000  Alameda Public Financing Authority                            5.450           09/02/2014             204,172
--------------------------------------------------------------------------------------------------------------------------
   1,695,000  American Canyon Financing Authority
              (American Canyon Road East)                                   5.100           09/02/2035           1,651,727
--------------------------------------------------------------------------------------------------------------------------
   4,000,000  Anaheim Public Financing Authority RITES 1,2                  9.520 3         12/28/2018           4,607,960
--------------------------------------------------------------------------------------------------------------------------
   3,255,000  Apple Valley Redevel. Agency Tax Allocation                   5.000           06/01/2035           3,292,302
--------------------------------------------------------------------------------------------------------------------------
     500,000  Arvin Community Redevel. Agency                               5.000           09/01/2025             477,440
--------------------------------------------------------------------------------------------------------------------------
   2,435,000  Arvin Community Redevel. Agency                               5.125           09/01/2035           2,331,318
--------------------------------------------------------------------------------------------------------------------------
   2,025,000  Aztec Shops Auxiliary Organization
              (San Diego State University) 1                                6.000           09/01/2031           2,142,248
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Azusa Special Tax Community Facilities District
              (Mountain Cove)                                               6.000           09/01/2032           2,578,550
--------------------------------------------------------------------------------------------------------------------------
     615,000  Bakersfield Improvement Bond Act 1915                         5.350           09/02/2022             616,156
--------------------------------------------------------------------------------------------------------------------------
   2,310,000  Bakersfield Improvement Bond Act 1915                         5.400           09/02/2025           2,305,727
--------------------------------------------------------------------------------------------------------------------------
      75,000  Bay Area Governments Assoc. (Windmere Ranch)                  6.150           09/02/2029              82,907
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  Beaumont Financing Authority, Series A                        5.750           09/01/2034           1,549,770
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Beaumont Financing Authority, Series B                        5.350           09/01/2028           1,005,830
--------------------------------------------------------------------------------------------------------------------------
   1,490,000  Beaumont Financing Authority, Series B                        5.400           09/01/2035           1,493,218
--------------------------------------------------------------------------------------------------------------------------
   5,000,000  Beaumont Financing Authority, Series B 1                      6.000           09/01/2034           5,246,700
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  Beaumont Financing Authority, Series B                        6.000           09/01/2034           1,573,605
--------------------------------------------------------------------------------------------------------------------------
   2,340,000  Beaumont Financing Authority, Series C                        5.500           09/01/2035           2,342,246
--------------------------------------------------------------------------------------------------------------------------
   2,875,000  Beaumont Financing Authority, Series D                        5.800           09/01/2035           2,981,893
--------------------------------------------------------------------------------------------------------------------------
     400,000  Berkeley GO                                                   5.625           09/01/2027             408,656


                   17 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    500,000  Blythe Community Facilities District Special Tax
              (Hidden Beaches)                                              5.300%          09/01/2035      $      479,460
--------------------------------------------------------------------------------------------------------------------------
      30,000  Blythe Redevel. Agency
              (Redevel. Project No. 1 Tax Allocation)                       5.650           05/01/2029              31,034
--------------------------------------------------------------------------------------------------------------------------
  12,030,000  CA County Tobacco Securitization Agency (TASC)                5.125           06/01/2038          11,732,378
--------------------------------------------------------------------------------------------------------------------------
   3,725,000  CA County Tobacco Securitization Agency (TASC)                5.125           06/01/2038           3,632,844
--------------------------------------------------------------------------------------------------------------------------
  11,410,000  CA County Tobacco Securitization Agency (TASC)                5.250           06/01/2045          11,213,406
--------------------------------------------------------------------------------------------------------------------------
   5,815,000  CA County Tobacco Securitization Agency (TASC)                5.250           06/01/2045           5,714,808
--------------------------------------------------------------------------------------------------------------------------
   1,595,000  CA County Tobacco Securitization Agency (TASC) 1              5.750           06/01/2027           1,650,825
--------------------------------------------------------------------------------------------------------------------------
   4,350,000  CA County Tobacco Securitization Agency (TASC)                5.750           06/01/2029           4,502,250
--------------------------------------------------------------------------------------------------------------------------
   6,230,000  CA County Tobacco Securitization Agency (TASC)                5.875           06/01/2027           6,489,729
--------------------------------------------------------------------------------------------------------------------------
   9,125,000  CA County Tobacco Securitization Agency (TASC)                5.875           06/01/2035           9,490,456
--------------------------------------------------------------------------------------------------------------------------
   1,250,000  CA County Tobacco Securitization Agency (TASC) 1              5.875           06/01/2043           1,300,063
--------------------------------------------------------------------------------------------------------------------------
  10,500,000  CA County Tobacco Securitization Agency (TASC)                6.000           06/01/2035          11,003,370
--------------------------------------------------------------------------------------------------------------------------
     150,000  CA County Tobacco Securitization Agency (TASC)                6.000           06/01/2038             157,217
--------------------------------------------------------------------------------------------------------------------------
  21,925,000  CA County Tobacco Securitization Agency (TASC)                6.000           06/01/2042          22,979,812
--------------------------------------------------------------------------------------------------------------------------
  10,025,000  CA County Tobacco Securitization Agency (TASC)                6.125           06/01/2038          10,574,370
--------------------------------------------------------------------------------------------------------------------------
      50,000  CA County Tobacco Securitization Agency (TASC)                6.125           06/01/2043              52,740
--------------------------------------------------------------------------------------------------------------------------
     100,000  CA Department of Veterans Affairs Home Purchase               5.100           12/01/2019             100,067
--------------------------------------------------------------------------------------------------------------------------
      75,000  CA Department of Veterans Affairs Home Purchase               5.200           12/01/2027              75,042
--------------------------------------------------------------------------------------------------------------------------
      65,000  CA Department of Veterans Affairs Home Purchase               5.500           12/01/2019              68,405
--------------------------------------------------------------------------------------------------------------------------
      20,000  CA Department of Water Resources (Center Valley)              5.000           12/01/2029              20,291
--------------------------------------------------------------------------------------------------------------------------
     190,000  CA Educational Facilities Authority
              (Carnegie Institution of Washington)                          5.600           10/01/2023             190,353
--------------------------------------------------------------------------------------------------------------------------
   6,440,000  CA Educational Facilities Authority (Dominican University)    5.000           12/01/2036           6,364,652
--------------------------------------------------------------------------------------------------------------------------
      25,000  CA Educational Facilities Authority
              (Golden Gate University)                                      5.500           10/01/2031              25,612
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  CA Educational Facilities Authority
              (Western University Health Sciences) 1                        6.000           10/01/2032           1,062,830
--------------------------------------------------------------------------------------------------------------------------
      45,000  CA GO                                                         5.000           04/01/2022              46,700
--------------------------------------------------------------------------------------------------------------------------
     500,000  CA GO                                                         5.000           02/01/2023             518,245
--------------------------------------------------------------------------------------------------------------------------
     130,000  CA GO                                                         5.000           10/01/2023             132,938
--------------------------------------------------------------------------------------------------------------------------
     100,000  CA GO                                                         5.000           02/01/2024             103,374
--------------------------------------------------------------------------------------------------------------------------
     155,000  CA GO                                                         5.000           08/01/2024             162,375
--------------------------------------------------------------------------------------------------------------------------
     310,000  CA GO                                                         5.000           03/01/2028             319,018
--------------------------------------------------------------------------------------------------------------------------
      10,000  CA GO                                                         5.000           02/01/2029              10,263
--------------------------------------------------------------------------------------------------------------------------
     100,000  CA GO                                                         5.000           02/01/2032             102,298
--------------------------------------------------------------------------------------------------------------------------
      30,000  CA GO                                                         5.000           02/01/2032              30,738
--------------------------------------------------------------------------------------------------------------------------
      15,000  CA GO                                                         5.000           02/01/2033              15,487
--------------------------------------------------------------------------------------------------------------------------
       5,000  CA GO                                                         5.125           02/01/2027               5,183


                   18 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     20,000  CA GO                                                         5.125%          03/01/2031      $       20,621
--------------------------------------------------------------------------------------------------------------------------
      50,000  CA GO                                                         5.125           06/01/2031              51,814
--------------------------------------------------------------------------------------------------------------------------
     100,000  CA GO                                                         5.150           10/01/2019             100,288
--------------------------------------------------------------------------------------------------------------------------
      40,000  CA GO                                                         5.250           04/01/2034              42,464
--------------------------------------------------------------------------------------------------------------------------
      25,000  CA GO                                                         5.500           04/01/2019              25,090
--------------------------------------------------------------------------------------------------------------------------
       5,000  CA GO                                                         5.500           03/01/2020               5,009
--------------------------------------------------------------------------------------------------------------------------
       5,000  CA GO                                                         5.500           10/01/2022               5,013
--------------------------------------------------------------------------------------------------------------------------
     200,000  CA GO                                                         6.250           10/01/2019             200,868
--------------------------------------------------------------------------------------------------------------------------
   8,005,000  CA Golden State Tobacco Securitization Corp.                  6.250           06/01/2033           8,748,344
--------------------------------------------------------------------------------------------------------------------------
  38,460,000  CA Golden State Tobacco Securitization Corp.                  6.625           06/01/2040          42,916,360
--------------------------------------------------------------------------------------------------------------------------
   9,345,000  CA Golden State Tobacco Securitization Corp.                  6.750           06/01/2039          10,524,059
--------------------------------------------------------------------------------------------------------------------------
   1,350,000  CA Golden State Tobacco Securitization Corp. 1                7.800           06/01/2042           1,617,597
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  CA Golden State Tobacco Securitization Corp. 1                7.900           06/01/2042           2,408,780
--------------------------------------------------------------------------------------------------------------------------
  23,805,000  CA Golden State Tobacco Securitization Corp. (TASC)           5.000           06/01/2045          24,113,513
--------------------------------------------------------------------------------------------------------------------------
   2,810,000  CA Golden State Tobacco Securitization Corp. (TASC) 1         7.875           06/01/2042           3,380,009
--------------------------------------------------------------------------------------------------------------------------
     150,000  CA Golden State Tobacco Securitization Corp. (TASC)           7.875           06/01/2042             180,428
--------------------------------------------------------------------------------------------------------------------------
     140,000  CA Health Facilities Financing Authority
              (Small Facilities Loan), Series B                             7.400           04/01/2014             143,184
--------------------------------------------------------------------------------------------------------------------------
      25,000  CA Health Facilities Financing Authority
              (Stanford Health Care)                                        5.000           11/15/2028              25,957
--------------------------------------------------------------------------------------------------------------------------
      25,000  CA HFA (Multifamily Hsg.), Series A                           5.900           02/01/2028              25,615
--------------------------------------------------------------------------------------------------------------------------
      35,000  CA HFA (Multifamily Hsg.), Series B                           5.500           08/01/2039              35,815
--------------------------------------------------------------------------------------------------------------------------
     270,000  CA HFA (Single Family Mtg.), Series A-2 1                     6.450           08/01/2025             273,316
--------------------------------------------------------------------------------------------------------------------------
      20,000  CA HFA, Series A                                              5.600           08/01/2011              20,485
--------------------------------------------------------------------------------------------------------------------------
      75,000  CA HFA, Series B                                              5.650           08/01/2014              75,090
--------------------------------------------------------------------------------------------------------------------------
     300,000  CA HFA, Series B                                              7.125           08/01/2024             306,102
--------------------------------------------------------------------------------------------------------------------------
     340,000  CA HFA, Series B-1 1                                          5.600           08/01/2017             349,921
--------------------------------------------------------------------------------------------------------------------------
  11,500,000  CA Pollution Control Financing Authority
              (Browning-Ferris Industries)                                  6.875           11/01/2027          11,535,535
--------------------------------------------------------------------------------------------------------------------------
   3,755,000  CA Pollution Control Financing Authority
              (General Motors Corp.) 1                                      5.500           04/01/2008           3,530,902
--------------------------------------------------------------------------------------------------------------------------
      60,000  CA Pollution Control Financing Authority
              (Mobil Oil Corp.)                                             5.500           12/01/2029              62,102
--------------------------------------------------------------------------------------------------------------------------
     145,000  CA Pollution Control Financing Authority
              (San Diego Gas & Electric Company)                            5.850           06/01/2021             145,281
--------------------------------------------------------------------------------------------------------------------------
     975,000  CA Pollution Control Financing Authority
              (San Diego Gas & Electric Company) 1                          5.850           06/01/2021             976,307
--------------------------------------------------------------------------------------------------------------------------
   3,000,000  CA Pollution Control Financing Authority
              (Waste Management) 1                                          5.400           04/01/2025           3,120,720
--------------------------------------------------------------------------------------------------------------------------
     200,000  CA Public Works (Dept. of General Services)                   5.000           12/01/2027             206,826
--------------------------------------------------------------------------------------------------------------------------
   7,675,000  CA Public Works (Dept. of Health) 1                           5.000           11/01/2024           8,008,556


                   19 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     15,000  CA Public Works (State Universities)                          5.500%          12/01/2018      $       15,015
--------------------------------------------------------------------------------------------------------------------------
      50,000  CA Public Works (State Universities)                          5.500           06/01/2019              50,092
--------------------------------------------------------------------------------------------------------------------------
      50,000  CA Public Works (State Universities)                          5.500           06/01/2021              50,088
--------------------------------------------------------------------------------------------------------------------------
     615,000  CA Public Works (State Universities)                          5.500           06/01/2021             616,076
--------------------------------------------------------------------------------------------------------------------------
     870,000  CA Public Works (State Universities)                          5.500           06/01/2021             870,844
--------------------------------------------------------------------------------------------------------------------------
     535,000  CA Public Works (Various California Universities Project)     5.500           06/01/2019             536,343
--------------------------------------------------------------------------------------------------------------------------
      65,000  CA Rural Home Mtg. Finance Authority
              (Single Family Mtg.), Series D                                6.700           05/01/2029              65,584
--------------------------------------------------------------------------------------------------------------------------
      25,000  CA Statewide CDA                                              6.625           09/01/2027              25,478
--------------------------------------------------------------------------------------------------------------------------
   5,400,000  CA Statewide CDA (Berkeley Montessori School)                 7.250           10/01/2033           5,957,820
--------------------------------------------------------------------------------------------------------------------------
     265,000  CA Statewide CDA (CA Odd Fellow Hsg.)                         5.500           10/01/2023             265,228
--------------------------------------------------------------------------------------------------------------------------
     845,000  CA Statewide CDA (Citrus Gardens Apartments) 1                6.500           07/01/2032             883,329
--------------------------------------------------------------------------------------------------------------------------
   1,420,000  CA Statewide CDA (Citrus Gardens Apartments)                  9.000           07/01/2032           1,420,227
--------------------------------------------------------------------------------------------------------------------------
   9,800,000  CA Statewide CDA (East Valley Tourist)                        9.250           10/01/2020          10,798,718
--------------------------------------------------------------------------------------------------------------------------
   7,600,000  CA Statewide CDA (East Valley Tourist)                       11.000           10/01/2020           7,790,912
--------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Statewide CDA (Fairfield Apartments)                       7.250           01/01/2035           4,849,850
--------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Statewide CDA (John F. Kennedy University) 1               6.750           10/01/2033           5,176,000
--------------------------------------------------------------------------------------------------------------------------
     550,000  CA Statewide CDA (Kaiser Permanente)                          5.300           12/01/2015             566,181
--------------------------------------------------------------------------------------------------------------------------
   2,750,000  CA Statewide CDA (Live Oak School)                            6.750           10/01/2030           2,926,963
--------------------------------------------------------------------------------------------------------------------------
   6,000,000  CA Statewide CDA (Marin Montessori School)                    7.000           10/01/2033           6,578,700
--------------------------------------------------------------------------------------------------------------------------
   1,400,000  CA Statewide CDA (Napa Valley Hospice)                        7.000           01/01/2034           1,460,256
--------------------------------------------------------------------------------------------------------------------------
   1,650,000  CA Statewide CDA (Notre Dame de Namur University) 1           6.500           10/01/2023           1,692,290
--------------------------------------------------------------------------------------------------------------------------
   1,635,000  CA Statewide CDA (Notre Dame de Namur University) 1           6.625           10/01/2033           1,680,224
--------------------------------------------------------------------------------------------------------------------------
   1,455,000  CA Statewide CDA (Quail Ridge Apartments) 1                   6.500           07/01/2032           1,506,318
--------------------------------------------------------------------------------------------------------------------------
   2,090,000  CA Statewide CDA (Quail Ridge Apartments) 1                   9.000           07/01/2032           2,089,436
--------------------------------------------------------------------------------------------------------------------------
     475,000  CA Statewide CDA (Rio Bravo) 1                                6.300           12/01/2018             482,325
--------------------------------------------------------------------------------------------------------------------------
   1,975,000  CA Statewide CDA (Sonoma Country Day School) 1                6.000           01/01/2029           1,909,331
--------------------------------------------------------------------------------------------------------------------------
     160,000  CA Statewide CDA (Stonehaven Student Hsg.) 1                  5.875           07/01/2032             171,813
--------------------------------------------------------------------------------------------------------------------------
      15,000  CA Statewide CDA (Sutter Health Obligated Group)              5.500           08/15/2034              15,768
--------------------------------------------------------------------------------------------------------------------------
     400,000  CA Statewide CDA (Sycamore) 1                                 6.000           03/20/2038             433,456
--------------------------------------------------------------------------------------------------------------------------
   4,000,000  CA Statewide CDA (Turning Point)                              6.500           11/01/2031           4,132,960
--------------------------------------------------------------------------------------------------------------------------
     500,000  CA Statewide CDA (United Airlines) 1,4                        5.700           10/01/2033             224,365
--------------------------------------------------------------------------------------------------------------------------
   1,940,000  CA Statewide CDA COP (Windward School) 1                      6.900           09/01/2023           1,998,045
--------------------------------------------------------------------------------------------------------------------------
   4,500,000  CA Statewide CDA COP INFLOS 1,2                               7.704 3         10/01/2011           5,180,265
--------------------------------------------------------------------------------------------------------------------------
     500,000  CA Statewide CDA, Series A                                    5.200           09/02/2025             504,455
--------------------------------------------------------------------------------------------------------------------------
   1,900,000  CA Statewide CDA, Series A                                    5.350           09/02/2035           1,947,082
--------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Statewide Financing Authority Tobacco Settlement
              (TASC)                                                        6.000           05/01/2037           5,237,800
--------------------------------------------------------------------------------------------------------------------------
  11,745,000  CA Statewide Financing Authority Tobacco Settlement
              (TASC)                                                        6.000           05/01/2043          12,303,592


                   20 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$ 30,000,000  CA Statewide Financing Authority Tobacco Settlement
              (TASC)                                                        6.000%          05/01/2043      $   31,426,800
--------------------------------------------------------------------------------------------------------------------------
   3,835,000  CA Valley Health System COP 1                                 6.875           05/15/2023           3,840,139
--------------------------------------------------------------------------------------------------------------------------
      75,000  CA Valley Health System, Series A                             6.500           05/15/2025              77,131
--------------------------------------------------------------------------------------------------------------------------
     120,000  CA Veterans GO                                                4.700           12/01/2012             120,037
--------------------------------------------------------------------------------------------------------------------------
   5,000,000  CA Veterans GO                                                4.700           12/01/2017           5,085,550
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  CA Veterans GO 1                                              5.600           12/01/2032           2,541,700
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  CA Veterans GO, Series B                                      5.450           12/01/2017           1,515,675
--------------------------------------------------------------------------------------------------------------------------
   6,800,000  CA Veterans GO, Series BH 1                                   5.600           12/01/2032           6,851,204
--------------------------------------------------------------------------------------------------------------------------
      55,000  CA Veterans GO, Series BP                                     5.500           12/01/2026              55,037
--------------------------------------------------------------------------------------------------------------------------
     150,000  CA Veterans GO, Series BR                                     5.250           12/01/2026             150,074
--------------------------------------------------------------------------------------------------------------------------
     565,000  CA Veterans GO, Series BT                                     5.000           12/01/2012             571,430
--------------------------------------------------------------------------------------------------------------------------
   6,250,000  CA Veterans GO, Series BT                                     5.375           12/01/2016           6,323,125
--------------------------------------------------------------------------------------------------------------------------
      25,000  CA Water Resource Devel. GO, Series S                         5.500           04/01/2009              25,045
--------------------------------------------------------------------------------------------------------------------------
   2,870,000  Calaveras County Special Tax Community Facilities
              District No. 2                                                7.000           09/01/2026           3,137,828
--------------------------------------------------------------------------------------------------------------------------
   2,270,000  Campbell Redevel. Agency Tax Allocation                       6.600           10/01/2032           2,446,561
--------------------------------------------------------------------------------------------------------------------------
   1,415,000  Carson Improvement Bond Act 2                                 7.375           09/02/2022           1,455,469
--------------------------------------------------------------------------------------------------------------------------
   6,000,000  Carson Redevel. Agency                                        6.000           01/01/2035           6,176,580
--------------------------------------------------------------------------------------------------------------------------
   1,350,000  Cathedral City Improvement Bond Act 1915                      5.050           09/02/2035           1,312,970
--------------------------------------------------------------------------------------------------------------------------
     100,000  Central CA Joint Powers Health Financing Authority
              COP (Community Hospitals of Central CA)                       6.000           02/01/2020             105,615
--------------------------------------------------------------------------------------------------------------------------
   1,200,000  Chino Community Facilities District Special Tax               6.000           09/01/2028           1,259,088
--------------------------------------------------------------------------------------------------------------------------
   1,340,000  Chino Community Facilities District Special Tax               6.000           09/01/2033           1,394,913
--------------------------------------------------------------------------------------------------------------------------
       5,000  Chino Valley Unified School District COP                      5.000           09/01/2026               5,197
--------------------------------------------------------------------------------------------------------------------------
   2,790,000  Chowchilla Redevel. Agency                                    5.000           08/01/2037           2,837,067
--------------------------------------------------------------------------------------------------------------------------
   1,825,000  Chowchilla Redevel. Agency                                    5.000           08/01/2037           1,855,788
--------------------------------------------------------------------------------------------------------------------------
   6,840,000  Chula Vista Redevel. Agency (Bayfront)                        7.625           09/01/2024           7,053,545
--------------------------------------------------------------------------------------------------------------------------
     500,000  Chula Vista Redevel. Agency (Bayfront)                        8.250           05/01/2024             515,750
--------------------------------------------------------------------------------------------------------------------------
   1,825,000  Coalinga Regional Medical Center COP                          5.750           09/01/2024           1,893,857
--------------------------------------------------------------------------------------------------------------------------
   3,040,000  Coalinga Regional Medical Center COP                          6.000           09/01/2034           3,108,491
--------------------------------------------------------------------------------------------------------------------------
   2,280,000  Colton Community Facilities District Special Tax              7.500           09/01/2020           2,478,998
--------------------------------------------------------------------------------------------------------------------------
   2,800,000  Commerce CDC Tax Allocation                                   6.000           08/01/2021           2,919,112
--------------------------------------------------------------------------------------------------------------------------
   4,000,000  Corcoran Hospital District, Series A                          5.000           08/01/2035           4,095,240
--------------------------------------------------------------------------------------------------------------------------
   3,335,000  Davis Public Facilities Financing Authority
              (Mace Ranch Area)                                             6.600           09/01/2025           3,460,763
--------------------------------------------------------------------------------------------------------------------------
   5,060,000  East Palo Alto Public Finance Authority
              (University Circle Gateway)                                   5.000           10/01/2029           5,217,771
--------------------------------------------------------------------------------------------------------------------------
   3,280,000  East Palo Alto Redevel. Agency Tax Allocation
              (University Circle-Gateway)                                   6.625           10/01/2029           3,480,670
--------------------------------------------------------------------------------------------------------------------------
     400,000  Eastern CA Municipal Water District                           5.125           09/01/2035             385,824


                   21 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  1,500,000  Eastern CA Municipal Water District
              (Crown Valley Village)                                        5.625%          09/01/2034      $    1,530,135
--------------------------------------------------------------------------------------------------------------------------
     835,000  Eastern CA Municipal Water District (Quinta Do Lago)          5.100           09/01/2035             813,682
--------------------------------------------------------------------------------------------------------------------------
     160,000  Eastern CA Municipal Water District (Serena Hills)            6.000           09/01/2033             162,078
--------------------------------------------------------------------------------------------------------------------------
   3,740,000  Eastern CA Municipal Water District
              Community Facilities District                                 5.250           09/01/2035           3,757,989
--------------------------------------------------------------------------------------------------------------------------
   1,725,000  Eastern Municipal Water District
              Improvement Bond Act 1915                                     5.500           09/02/2035           1,716,168
--------------------------------------------------------------------------------------------------------------------------
   4,000,000  El Dorado County Special Tax                                  5.250           09/01/2035           3,979,000
--------------------------------------------------------------------------------------------------------------------------
   1,900,000  El Dorado County Special Tax                                  5.350           09/01/2035           1,876,269
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Escondido Joint Powers Financing Authority
              (California Center for the Arts)                              6.000           09/01/2018           2,018,740
--------------------------------------------------------------------------------------------------------------------------
     700,000  Farmersville Unified School District COP                      5.000           08/01/2026             691,600
--------------------------------------------------------------------------------------------------------------------------
   1,625,000  Folsom Special Tax Community Facilities District No. 10       6.300           09/01/2012           1,731,990
--------------------------------------------------------------------------------------------------------------------------
   8,500,000  Folsom Special Tax Community Facilities District No. 10       6.875           09/01/2019           9,233,465
--------------------------------------------------------------------------------------------------------------------------
      10,000  Fontana Redevel. Agency (Jurupa Hills)                        5.500           10/01/2027              10,353
--------------------------------------------------------------------------------------------------------------------------
  10,000,000  Foothill Eastern Transportation Corridor Agency
              Toll Road 1                                                   5.880 5         01/15/2030           2,514,100
--------------------------------------------------------------------------------------------------------------------------
   5,100,000  Freemont Community Facilities District
              (Pacific Commons)                                             5.375           09/01/2036           5,054,355
--------------------------------------------------------------------------------------------------------------------------
   1,675,000  Hawthorne Community Redevel. Agency Special Tax               7.200           10/01/2025           1,733,139
--------------------------------------------------------------------------------------------------------------------------
   1,180,000  Hawthorne Community Redevel. Agency Special Tax               7.200           10/01/2025           1,220,958
--------------------------------------------------------------------------------------------------------------------------
   1,165,000  Heber Public Utilities District (Heber Meadows)               5.300           09/01/2035           1,166,445
--------------------------------------------------------------------------------------------------------------------------
      45,000  Hemet Community Facilities District                           6.400           09/01/2022              47,951
--------------------------------------------------------------------------------------------------------------------------
   1,505,000  Hemet Unified School District                                 5.250           09/01/2035           1,506,610
--------------------------------------------------------------------------------------------------------------------------
   1,835,000  Hercules Improvement Bond Act 1915                            5.100           09/02/2035           1,761,618
--------------------------------------------------------------------------------------------------------------------------
   3,000,000  Hesperia Community Redevel. Agency Tax Allocation             5.000           09/01/2035           3,086,190
--------------------------------------------------------------------------------------------------------------------------
   3,000,000  Huntington Park Public Financing Authority, Series A 2        6.200           10/01/2025           3,094,590
--------------------------------------------------------------------------------------------------------------------------
   7,000,000  Independent Cities Lease Finance Authority (Caritas) 1        5.200           08/15/2045           7,173,880
--------------------------------------------------------------------------------------------------------------------------
     130,000  Independent Cities Lease Finance Authority
              (El Granada Mobile Home Park)                                 6.000           05/15/2034             137,502
--------------------------------------------------------------------------------------------------------------------------
   1,275,000  Indio Community Facilities District (Terra Lago)              5.100           09/01/2030           1,241,659
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Indio Community Facilities District (Terra Lago)              5.150           09/01/2035             976,360
--------------------------------------------------------------------------------------------------------------------------
   1,090,000  Indio Community Facilities District (Terra Lago)              5.150           09/01/2035           1,064,232
--------------------------------------------------------------------------------------------------------------------------
   2,445,000  Indio Community Facilities District Special Tax               5.200           09/01/2027           2,439,548
--------------------------------------------------------------------------------------------------------------------------
   2,215,000  Indio Community Facilities District Special Tax               5.250           09/01/2027           2,220,382
--------------------------------------------------------------------------------------------------------------------------
   2,520,000  Indio Community Facilities District Special Tax               5.250           09/01/2036           2,506,568
--------------------------------------------------------------------------------------------------------------------------
   4,095,000  Indio Community Facilities District Special Tax               5.250           09/01/2036           4,073,174
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Indio Improvement Bond Act of 1915
              Assessment District No. 2003-03                               6.125           09/02/2029           2,073,180


                   22 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  2,820,000  Indio Improvement Bond Act of 1915
              Assessment District No. 2004-3                                5.500%          09/02/2030      $    2,842,701
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Indio Public Financing Authority                              6.100           09/02/2029           2,142,820
--------------------------------------------------------------------------------------------------------------------------
   4,250,000  Indio Redevel. Agency Tax, Series B                           6.500           08/15/2034           4,570,833
--------------------------------------------------------------------------------------------------------------------------
   1,540,000  Jurupa Unified School District                                5.450           09/01/2035           1,558,834
--------------------------------------------------------------------------------------------------------------------------
     455,000  Kern County Hsg. Authority (Pioneer Pines) 1                  6.150           10/20/2043             501,392
--------------------------------------------------------------------------------------------------------------------------
   4,500,000  La Verne COP (Bethren Hillcrest Homes) 1                      6.625           02/15/2025           4,928,850
--------------------------------------------------------------------------------------------------------------------------
   1,615,000  Lafayette Redevel. Agency Tax                                 5.000           08/01/2035           1,649,303
--------------------------------------------------------------------------------------------------------------------------
   1,710,000  Lake Elsinore Public Financing Authority, Series F            7.100           09/01/2020           1,816,396
--------------------------------------------------------------------------------------------------------------------------
     980,000  Lake Elsinore Special Tax 6                                   5.200           09/01/2026             983,518
--------------------------------------------------------------------------------------------------------------------------
   1,100,000  Lake Elsinore Special Tax 6                                   5.350           09/01/2036           1,108,602
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Lake Elsinore Special Tax                                     5.450           09/01/2036           2,015,580
--------------------------------------------------------------------------------------------------------------------------
     690,000  Lake Elsinore Unified School District                         5.050           09/01/2035             671,073
--------------------------------------------------------------------------------------------------------------------------
   3,430,000  Lake Elsinore Unified School District                         5.350           09/01/2035           3,433,327
--------------------------------------------------------------------------------------------------------------------------
   1,220,000  Lake Elsinore Unified School District Community
              Facilities District                                           5.350           09/01/2035           1,221,183
--------------------------------------------------------------------------------------------------------------------------
   1,240,000  Lake Elsinore Unified School District Community
              Facilities District                                           5.400           09/01/2035           1,241,314
--------------------------------------------------------------------------------------------------------------------------
   1,800,000  Lathrop Financing Authority (Water Supply)                    6.000           06/01/2035           1,882,818
--------------------------------------------------------------------------------------------------------------------------
      20,000  Lathrop Improvement Bond (Mossdale Village)                   6.125           09/02/2028              20,491
--------------------------------------------------------------------------------------------------------------------------
   3,430,000  Lathrop Improvement Bond Act 1915                             5.100           09/02/2035           3,367,643
--------------------------------------------------------------------------------------------------------------------------
   4,500,000  Lathrop Special Tax Community Facilities District No. 03-2    7.000           09/01/2033           4,656,645
--------------------------------------------------------------------------------------------------------------------------
     750,000  Lincoln Special Tax                                           5.900           09/01/2024             789,480
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Lincoln Special Tax                                           5.950           09/01/2028           1,059,480
--------------------------------------------------------------------------------------------------------------------------
   1,305,000  Lindsay Redevel. Agency                                       5.000           08/01/2025           1,336,738
--------------------------------------------------------------------------------------------------------------------------
   2,290,000  Lindsay Redevel. Agency                                       5.000           08/01/2035           2,319,381
--------------------------------------------------------------------------------------------------------------------------
      25,000  Loma Linda Collateralized Loan (Redlands)                     7.375           06/01/2009              25,246
--------------------------------------------------------------------------------------------------------------------------
      25,000  Long Beach Bond Finance Authority
              (Aquarium of the South Pacific)                               5.000           11/01/2026              25,874
--------------------------------------------------------------------------------------------------------------------------
   7,650,000  Los Altos School District                                     5.000           08/01/2023           7,785,711
--------------------------------------------------------------------------------------------------------------------------
   3,110,000  Los Angeles Community Facilities District RITES 1,2           7.735 3         09/01/2031           3,132,485
--------------------------------------------------------------------------------------------------------------------------
   1,475,000  Los Angeles Community Redevel. Agency
              (Grand Central Square) 1                                      5.850           12/01/2026           1,475,841
--------------------------------------------------------------------------------------------------------------------------
   9,635,000  Los Angeles Community Redevel. Agency
              (Manchester Social Services) 1                                5.000           09/01/2037           9,941,875
--------------------------------------------------------------------------------------------------------------------------
   5,400,000  Los Angeles Community Redevel. Agency ROLs 1,2               10.468 3         09/01/2037           6,088,068
--------------------------------------------------------------------------------------------------------------------------
     250,000  Los Angeles County Schools Regionalized
              Business Services Corp.                                       5.125           09/01/2027             250,280
--------------------------------------------------------------------------------------------------------------------------
   2,375,000  Los Angeles Dept. of Water & Power RITES 1,2                  8.572 3         07/01/2024           2,564,193
--------------------------------------------------------------------------------------------------------------------------
     200,000  Los Angeles Dept. of Water & Power, Series A                  5.125           07/01/2041             205,314
--------------------------------------------------------------------------------------------------------------------------
     350,000  Los Angeles Harbor Dept.                                      5.375           11/01/2025             357,924


                   23 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     10,000  Los Angeles Harbor Dept., Series B                            5.375%          11/01/2019      $      $10,212
--------------------------------------------------------------------------------------------------------------------------
   5,500,000  Los Angeles Harbor Dept., Series B 1                          6.000           08/01/2014           5,626,445
--------------------------------------------------------------------------------------------------------------------------
   5,230,000  Los Angeles Hsg. (Park Plaza) 1                               5.500           01/20/2043           5,459,126
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  Los Angeles IDA (Santee Court Parking Facility)               5.000           12/01/2020           1,521,435
--------------------------------------------------------------------------------------------------------------------------
   1,100,000  Los Angeles IDA (Santee Court Parking Facility)               5.000           12/01/2027           1,107,150
--------------------------------------------------------------------------------------------------------------------------
      25,000  Los Angeles Regional Airports Improvement Corp.
              (United Airlines) 4                                           8.800           11/15/2021              22,141
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Los Angeles USD ROLs 1,2                                      8.126 3         07/01/2015           2,960,025
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Los Angeles USD ROLs 1,2                                      8.126 3         07/01/2016           2,960,025
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  Los Angeles USD ROLs 2                                        8.126 3         07/01/2017           1,776,015
--------------------------------------------------------------------------------------------------------------------------
      15,000  Los Gatos Union School District                               5.000           08/01/2024              15,795
--------------------------------------------------------------------------------------------------------------------------
      65,000  M-S-R Public Power Agency (San Juan)                          6.000           07/01/2022              73,726
--------------------------------------------------------------------------------------------------------------------------
   4,550,000  M-S-R Public Power Agency (San Juan) ROLs 1,2                 7.223 3         07/01/2017           4,795,700
--------------------------------------------------------------------------------------------------------------------------
     135,000  Madera County COP (Valley Children's Hospital)                5.750           03/15/2028             136,692
--------------------------------------------------------------------------------------------------------------------------
      50,000  Marina Community Facilities District Special Tax              6.250           09/01/2023              50,880
--------------------------------------------------------------------------------------------------------------------------
   1,375,000  Mendota Joint Powers Financing Authority Wastewater           5.150           07/01/2035           1,352,629
--------------------------------------------------------------------------------------------------------------------------
     915,000  Menifee Union School District                                 5.200           09/01/2030             906,564
--------------------------------------------------------------------------------------------------------------------------
     500,000  Menifee Union School District                                 5.250           09/01/2035             493,690
--------------------------------------------------------------------------------------------------------------------------
   1,010,000  Menifee Union School District 6                               5.250           09/01/2036             997,072
--------------------------------------------------------------------------------------------------------------------------
     400,000  Menifee Union School District Special Tax                     5.200           09/01/2035             391,292
--------------------------------------------------------------------------------------------------------------------------
     690,000  Menifee Union School District Special Tax                     5.500           09/01/2034             696,990
--------------------------------------------------------------------------------------------------------------------------
     385,000  Menifee Union School District Special Tax                     5.500           09/01/2034             388,900
--------------------------------------------------------------------------------------------------------------------------
  13,000,000  Merced Irrigation District                                    5.250           09/01/2036          13,756,860
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Merced Special Tax                                            5.000           09/01/2030             970,360
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Merced Special Tax                                            5.100           09/01/2035             981,820
--------------------------------------------------------------------------------------------------------------------------
      20,000  Mill Valley Community Facilities District Special Tax
              (Library Renovation)                                          5.800           08/01/2026              20,008
--------------------------------------------------------------------------------------------------------------------------
   1,260,000  Mission Springs Water District                                5.150           09/02/2026           1,250,626
--------------------------------------------------------------------------------------------------------------------------
   1,785,000  Mission Springs Water District                                5.200           09/02/2032           1,762,884
--------------------------------------------------------------------------------------------------------------------------
      25,000  Mission Viejo Community Devel.
              (City Hall Construction/Library)                              5.000           05/01/2028              25,630
--------------------------------------------------------------------------------------------------------------------------
     480,000  Modesto Irrigation District COP                               5.300           07/01/2022             480,725
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Modesto Irrigation District, Series A 1                       6.000           10/01/2015           1,038,360
--------------------------------------------------------------------------------------------------------------------------
   1,165,000  Moreno Valley Unified School District                         5.000           09/01/2030           1,130,469
--------------------------------------------------------------------------------------------------------------------------
   1,475,000  Moreno Valley Unified School District                         5.150           09/01/2035           1,461,873
--------------------------------------------------------------------------------------------------------------------------
   2,400,000  Moreno Valley Unified School District Community
              Facilities District                                           5.100           09/01/2028           2,371,032
--------------------------------------------------------------------------------------------------------------------------
     875,000  Murrieta Community Facilities District (Murrieta Fields)      5.250           09/01/2035             845,031
--------------------------------------------------------------------------------------------------------------------------
     240,000  Murrieta Community Facilities District Special Tax            5.125           09/01/2035             233,227


                   24 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$    700,000  Murrieta Community Facilities District Special Tax
              (Bremerton)                                                   5.625%          09/01/2034      $     $719,068
--------------------------------------------------------------------------------------------------------------------------
   1,810,000  Murrieta Community Facilities District Special Tax
              (Creekside Village)                                           5.200           09/01/2035           1,783,827
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Murrieta Community Facilities District Special Tax
              (Murrieta Springs)                                            5.500           09/01/2034           2,525,575
--------------------------------------------------------------------------------------------------------------------------
      25,000  Murrieta Valley Unified School District Special Tax           5.250           09/01/2037              24,827
--------------------------------------------------------------------------------------------------------------------------
   1,785,000  Murrieta Valley Unified School District Special Tax           6.000           09/01/2035           1,863,808
--------------------------------------------------------------------------------------------------------------------------
   2,250,000  Norco Special Tax                                             7.000           09/01/2033           2,504,633
--------------------------------------------------------------------------------------------------------------------------
   1,025,000  Northern CA Power Agency (Hydroelectric)                      5.125           07/01/2023           1,069,752
--------------------------------------------------------------------------------------------------------------------------
  22,770,000  Northern CA Tobacco Securitization Authority (TASC)           5.500           06/01/2045          22,875,425
--------------------------------------------------------------------------------------------------------------------------
 115,975,000  Northern CA Tobacco Securitization Authority (TASC)           5.900 5         06/01/2045          11,848,006
--------------------------------------------------------------------------------------------------------------------------
 157,335,000  Northern CA Tobacco Securitization Authority (TASC)           6.700 5         06/01/2045          11,856,766
--------------------------------------------------------------------------------------------------------------------------
   3,000,000  Northstar Community Services District                         5.550           09/01/2036           3,037,470
--------------------------------------------------------------------------------------------------------------------------
   4,060,000  Orange Unified School District                                5.375           09/01/2036           4,023,663
--------------------------------------------------------------------------------------------------------------------------
      30,000  Oxnard School District                                        5.000           08/01/2031              30,834
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Oxnard Special Tax                                            5.000           09/01/2035           1,926,680
--------------------------------------------------------------------------------------------------------------------------
     500,000  Palm Springs Improvement Bond Act 1915                        5.150           09/02/2030             481,165
--------------------------------------------------------------------------------------------------------------------------
     100,000  Palmdale Community Facilities District Special Tax            5.400           09/01/2035             100,918
--------------------------------------------------------------------------------------------------------------------------
      50,000  Palmdale Multifamily Hsg., Series A                           7.375           09/01/2024              50,081
--------------------------------------------------------------------------------------------------------------------------
     865,000  Perris Community Facilities District (May Farms)              5.100           09/01/2030             842,380
--------------------------------------------------------------------------------------------------------------------------
   1,075,000  Perris Community Facilities District (May Farms)              5.150           09/01/2035           1,049,587
--------------------------------------------------------------------------------------------------------------------------
   1,390,000  Perris Community Facilities District Special Tax              5.300           09/01/2035           1,391,724
--------------------------------------------------------------------------------------------------------------------------
   2,115,000  Perris Community Facilities District Special Tax              5.300           09/01/2035           2,131,582
--------------------------------------------------------------------------------------------------------------------------
   2,085,000  Perris Community Facilities District Special Tax
              (Amber Oaks)                                                  6.000           09/01/2034           2,204,554
--------------------------------------------------------------------------------------------------------------------------
     500,000  Perris Community Facilities District Special Tax (Avalon)     5.100           09/01/2028             497,255
--------------------------------------------------------------------------------------------------------------------------
     550,000  Perris Community Facilities District Special Tax (Avalon)     5.150           09/01/2032             546,117
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Perris Community Facilities District Special Tax
              (Chaparral Ridge)                                             6.250           09/01/2033           2,685,275
--------------------------------------------------------------------------------------------------------------------------
   1,310,000  Perris Community Facilities District Special Tax, Series A    5.750           09/01/2035           1,358,824
--------------------------------------------------------------------------------------------------------------------------
   3,605,000  Perris Community Facilities District Special Tax, Series B    6.000           09/01/2034           3,811,711
--------------------------------------------------------------------------------------------------------------------------
   1,250,000  Perris Public Financing Authority, Series A                   6.250           09/01/2033           1,342,638
--------------------------------------------------------------------------------------------------------------------------
      95,000  Pittsburg Infrastructure Financing Authority, Series A        5.600           09/02/2024              96,741
--------------------------------------------------------------------------------------------------------------------------
       5,000  Placerville Public Financing Authority 2                      7.500           09/15/2024               4,791
--------------------------------------------------------------------------------------------------------------------------
     500,000  Pomona (Single Family Mtg.), Series B                         7.500           08/01/2023             667,270
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Port Oakland RITES 2                                          7.702 3         11/01/2015           2,835,525
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Port Oakland RITES 2                                          7.952 3         11/01/2017           2,869,800
--------------------------------------------------------------------------------------------------------------------------
   2,430,000  Port Oakland RITES 2                                          8.538 3         11/01/2022           2,740,943
--------------------------------------------------------------------------------------------------------------------------
   5,025,000  Port Oakland RITES 2                                          8.538 3         11/01/2032           5,343,284


                   25 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  2,660,000  Port Oakland RITES 2                                         10.038% 3        11/01/2025      $    3,122,468
--------------------------------------------------------------------------------------------------------------------------
      25,000  Port of Oakland, Series L                                     5.000           11/01/2023              25,741
--------------------------------------------------------------------------------------------------------------------------
      85,000  Port of Oakland, Series L                                     5.000           11/01/2032              86,346
--------------------------------------------------------------------------------------------------------------------------
     750,000  Poway Hsg. (Poinsetta Mobile Home Park) 1                     5.000           05/01/2023             756,300
--------------------------------------------------------------------------------------------------------------------------
   5,000,000  Poway Unified School District                                 5.125           09/01/2036           4,931,350
--------------------------------------------------------------------------------------------------------------------------
   1,055,000  Rancho Cucamonga Community Facilities District
              Special Tax                                                   5.125           09/01/2035           1,040,715
--------------------------------------------------------------------------------------------------------------------------
   1,520,000  Rancho Cucamonga Community Facilities District
              Special Tax                                                   5.125           09/01/2035           1,499,419
--------------------------------------------------------------------------------------------------------------------------
      35,000  Rancho Mirage Redevel. Agency                                 5.500           04/01/2029              35,123
--------------------------------------------------------------------------------------------------------------------------
      20,000  Rancho Santa Fe Community Services District Special Tax       6.600           09/01/2023              21,288
--------------------------------------------------------------------------------------------------------------------------
   3,000,000  Redding Electric COP RIBS 1                                   9.511 3         07/08/2022           4,222,470
--------------------------------------------------------------------------------------------------------------------------
      25,000  Richgrove School District                                     6.375           07/01/2018              25,141
--------------------------------------------------------------------------------------------------------------------------
   5,000,000  Rio Elementary School District                                5.200           09/01/2035           5,000,800
--------------------------------------------------------------------------------------------------------------------------
     100,000  River Islands Public Financing Authority                      6.000           09/01/2027             100,371
--------------------------------------------------------------------------------------------------------------------------
   1,030,000  Riverside County Public Financing Authority                   5.000           10/01/2037           1,057,182
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Riverside Special Tax Community Facilities
              District No. 92-1, Series A                                   5.300           09/01/2034           2,010,360
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Riverside Unified School District                             5.250           09/01/2035           1,001,070
--------------------------------------------------------------------------------------------------------------------------
   1,535,000  Riverside Unified School District                             5.250           09/01/2035           1,515,628
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Romoland School District                                      5.375           09/01/2038           1,975,640
--------------------------------------------------------------------------------------------------------------------------
      15,000  Rosemead Redevel. Agency                                      5.500           10/01/2018              15,011
--------------------------------------------------------------------------------------------------------------------------
      10,000  Sacramento County Airport System, Series A                    5.900           07/01/2024              10,295
--------------------------------------------------------------------------------------------------------------------------
      35,000  Sacramento County Airport System, Series B                    5.750           07/01/2024              35,068
--------------------------------------------------------------------------------------------------------------------------
       5,000  Sacramento Municipal Utility District                         5.000           08/15/2028               5,157
--------------------------------------------------------------------------------------------------------------------------
     125,000  San Bernardino County COP (Medical Center Financing)          5.500           08/01/2024             126,265
--------------------------------------------------------------------------------------------------------------------------
     150,000  San Bernardino Joint Powers Financing Authority
              (California Dept. of Transportation Lease)                    5.500           12/01/2020             153,267
--------------------------------------------------------------------------------------------------------------------------
   1,850,000  San Bernardino Joint Powers Financing Authority
              (Tax Allocation) 2                                            6.625           04/01/2026           1,996,317
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  San Bernardino Redevel. (San Sevaine)                         5.000           09/01/2035           1,019,030
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  San Diego County COP                                          5.700           02/01/2028             978,300
--------------------------------------------------------------------------------------------------------------------------
   3,750,000  San Diego County COP
              (Developmental Service Foundation)                            5.500           09/01/2027           3,769,313
--------------------------------------------------------------------------------------------------------------------------
   1,775,000  San Diego County Redevel. Agency (Gillespie Field)            5.400           12/01/2025           1,760,995
--------------------------------------------------------------------------------------------------------------------------
   6,645,000  San Diego County Redevel. Agency (Gillespie Field)            5.750           12/01/2032           6,621,875
--------------------------------------------------------------------------------------------------------------------------
      35,000  San Diego Hsg. Authority (Park Crest Properties)              5.450           08/20/2040              35,793
--------------------------------------------------------------------------------------------------------------------------
     465,000  San Diego Industrial Devel.
              (San Diego Gas & Electric Company) 1                          5.900           06/01/2018             468,320
--------------------------------------------------------------------------------------------------------------------------
      50,000  San Diego Industrial Devel.
              (San Diego Gas & Electric Company)                            5.900           06/01/2018              50,154


                   26 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     40,000  San Diego Industrial Devel.
              (San Diego Gas & Electric Company)                            5.900%          09/01/2018      $       40,123
--------------------------------------------------------------------------------------------------------------------------
     325,000  San Diego Industrial Devel.
              (San Diego Gas & Electric Company) 1                          5.900           09/01/2018             328,851
--------------------------------------------------------------------------------------------------------------------------
      15,000  San Diego Public Facilities Financing Authority               5.000           05/15/2029              15,404
--------------------------------------------------------------------------------------------------------------------------
      35,000  San Diego Public Facilities Financing Authority, Series B     5.000           05/15/2029              35,943
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  San Diego Sewer                                               5.000           05/15/2023           1,001,290
--------------------------------------------------------------------------------------------------------------------------
   1,540,000  San Diego Sewer, Series A                                     5.000           05/15/2023           1,540,431
--------------------------------------------------------------------------------------------------------------------------
   2,730,000  San Diego Sewer, Series A                                     5.250           05/15/2020           2,734,586
--------------------------------------------------------------------------------------------------------------------------
   1,880,000  San Diego Unified School District GO RITES 2                  8.607 3         07/01/2027           2,440,278
--------------------------------------------------------------------------------------------------------------------------
   2,445,000  San Diego Unified School District GO RITES 1,2                9.611 3         07/01/2023           3,464,418
--------------------------------------------------------------------------------------------------------------------------
      15,000  San Francisco Bay Area Rapid Transit District                 5.000           07/01/2028              15,520
--------------------------------------------------------------------------------------------------------------------------
     500,000  San Francisco City & County (Golden Gate Park)                5.250           06/15/2017             510,770
--------------------------------------------------------------------------------------------------------------------------
      15,000  San Francisco City & County Airports Commission               5.000           05/01/2023              15,683
--------------------------------------------------------------------------------------------------------------------------
      90,000  San Francisco City & County Airports Commission               5.000           05/01/2029              91,005
--------------------------------------------------------------------------------------------------------------------------
      40,000  San Francisco City & County Airports Commission               5.000           05/01/2030              40,503
--------------------------------------------------------------------------------------------------------------------------
      15,000  San Francisco City & County Airports Commission               5.500           05/01/2026              15,214
--------------------------------------------------------------------------------------------------------------------------
  10,030,000  San Francisco City & County Airports Commission               5.500           05/01/2026          10,172,928
--------------------------------------------------------------------------------------------------------------------------
      50,000  San Francisco City & County Airports Commission               5.625           05/01/2021              50,735
--------------------------------------------------------------------------------------------------------------------------
   4,000,000  San Francisco City & County Airports Commission 1             5.625           05/01/2021           4,058,760
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  San Francisco City & County Airports Commission               5.700           05/01/2014           1,015,310
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.150           08/01/2035           1,475,640
--------------------------------------------------------------------------------------------------------------------------
     435,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.630 5         08/01/2020             192,153
--------------------------------------------------------------------------------------------------------------------------
     590,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.750 5         08/01/2022             229,510
--------------------------------------------------------------------------------------------------------------------------
     615,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.800 5         08/01/2023             224,395
--------------------------------------------------------------------------------------------------------------------------
     540,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.850 5         08/01/2024             184,999
--------------------------------------------------------------------------------------------------------------------------
     420,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.900 5         08/01/2025             135,278
--------------------------------------------------------------------------------------------------------------------------
   2,745,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.900 5         08/01/2030             654,984
--------------------------------------------------------------------------------------------------------------------------
   6,035,000  San Francisco City & County Redevel. Agency
              (Mission Bay South)                                           5.960 5         08/01/2034           1,130,235
--------------------------------------------------------------------------------------------------------------------------
     450,000  San Francisco City & County Redevel. Financing Authority,
              Series A                                                      5.000           08/01/2017             450,572
--------------------------------------------------------------------------------------------------------------------------
   6,490,000  San Jacinto Financing Authority, Tranche A                    6.600           09/01/2033           6,254,608
--------------------------------------------------------------------------------------------------------------------------
   6,345,000  San Jacinto Financing Authority, Tranche B                    6.600           09/01/2033           5,983,272
--------------------------------------------------------------------------------------------------------------------------
   6,530,000  San Jacinto Financing Authority, Tranche C                    6.600           09/01/2033           5,682,733


                   27 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$     25,000  San Jose Redevel. Agency                                      5.000%          08/01/2032      $       25,559
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  San Leandro Community Facilities
              District No. 1 Special Tax                                    6.400           09/01/2019           1,605,390
--------------------------------------------------------------------------------------------------------------------------
   2,125,000  San Marcos Public Facilities Authority RITES 2                8.735 3         08/01/2034           2,463,768
--------------------------------------------------------------------------------------------------------------------------
   2,150,000  San Marcos Public Facilities Authority RITES 2                8.735 3         08/01/2035           2,422,405
--------------------------------------------------------------------------------------------------------------------------
   6,000,000  San Marcos Special Tax                                        5.950           09/01/2035           6,252,960
--------------------------------------------------------------------------------------------------------------------------
      25,000  San Mateo Sewer, Series A                                     5.000           08/01/2025              25,637
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Santa Ana Financing Authority (Mainplace)                     5.600           09/01/2019           1,074,460
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Santa Ana Unified School District Special Tax                 5.100           09/01/2035             981,820
--------------------------------------------------------------------------------------------------------------------------
     300,000  Santa Monica Community College District 1                     5.750           07/01/2020             306,597
--------------------------------------------------------------------------------------------------------------------------
   3,895,000  Santaluz Special Tax Community Facilities District No. 2      6.375           09/01/2030           3,944,895
--------------------------------------------------------------------------------------------------------------------------
      20,000  Sonoma County Community Redevel. Agency (Roseland)            7.900           08/01/2013              20,397
--------------------------------------------------------------------------------------------------------------------------
   1,585,000  South El Monte Improvement District (Merged Aera)             5.000           08/01/2030           1,612,769
--------------------------------------------------------------------------------------------------------------------------
   5,245,000  South El Monte Improvement District (Merged Aera)             5.000           08/01/2035           5,322,993
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  South Tahoe Joint Powers Financing Authority                  5.000           10/01/2035           2,072,020
--------------------------------------------------------------------------------------------------------------------------
   2,580,000  Southern CA Logistics Airport Authority RITES 2               8.700 3         12/01/2035           2,712,354
--------------------------------------------------------------------------------------------------------------------------
     150,000  Southern CA Public Power Authority RIBS 1                     8.167 3         07/01/2012             150,765
--------------------------------------------------------------------------------------------------------------------------
   1,270,000  Southern CA Tobacco Securitization Authority (TASC)           5.500           06/01/2036           1,296,759
--------------------------------------------------------------------------------------------------------------------------
   4,175,000  Southern CA Tobacco Securitization Authority (TASC)           6.000           06/01/2043           4,310,896
--------------------------------------------------------------------------------------------------------------------------
   4,340,000  Stanislaus County Redevel. (Keyes Storm Drain)                5.375           08/01/2036           4,333,533
--------------------------------------------------------------------------------------------------------------------------
     135,000  Stockton Public Financing Authority, Series A                 5.875           09/02/2016             135,471
--------------------------------------------------------------------------------------------------------------------------
   1,500,000  Tehachapi Redevel. Agency Tax                                 5.250           12/01/2035           1,566,195
--------------------------------------------------------------------------------------------------------------------------
   2,250,000  Tejon Ranch Public Facilities Finance Authority
              Special Tax (Community Facilities District No. 1)             7.200           09/01/2030           2,319,233
--------------------------------------------------------------------------------------------------------------------------
   2,000,000  Temecula Valley Unified School District                       5.500           09/01/2035           2,032,720
--------------------------------------------------------------------------------------------------------------------------
   4,560,000  Trinity County COP 2                                          8.500           01/15/2026           4,549,694
--------------------------------------------------------------------------------------------------------------------------
      60,000  Turlock Public Financing Authority                            5.450           09/01/2024              60,875
--------------------------------------------------------------------------------------------------------------------------
   1,600,000  Tustin Community Facilities District Special Tax
              (John Lang Homes)                                             5.500           09/01/2034           1,623,408
--------------------------------------------------------------------------------------------------------------------------
     100,000  Upland Community Facilities District Special Tax              5.900           09/01/2024             104,686
--------------------------------------------------------------------------------------------------------------------------
   2,650,000  Upland Community Facilities District Special Tax
              (San Antonio)                                                 6.100           09/01/2034           2,803,833
--------------------------------------------------------------------------------------------------------------------------
     250,000  Vacaville Public Financing Authority                          5.400           09/01/2022             254,425
--------------------------------------------------------------------------------------------------------------------------
   2,200,000  Val Verde Unified School District                             5.000           01/01/2030           2,280,806
--------------------------------------------------------------------------------------------------------------------------
   2,500,000  Val Verde Unified School District 1                           5.000           01/01/2035           2,580,675
--------------------------------------------------------------------------------------------------------------------------
     415,000  Val Verde Unified School District Special Tax                 5.450           09/01/2036             419,063
--------------------------------------------------------------------------------------------------------------------------
     850,000  Vallejo COP (Marine World Foundation) 2                       7.000           02/01/2017             884,017
--------------------------------------------------------------------------------------------------------------------------
   1,000,000  Vallejo COP (Marine World Foundation) 2                       7.200           02/01/2026           1,039,710
--------------------------------------------------------------------------------------------------------------------------
      30,000  Vallejo Public Financing Authority COP                        5.250           07/15/2029              31,690
--------------------------------------------------------------------------------------------------------------------------
   1,060,000  Valley Sanitation District                                    5.000           09/02/2025           1,030,924


                   28 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

   PRINCIPAL                                                                                                         VALUE
      AMOUNT                                                               COUPON             MATURITY          SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------
CALIFORNIA Continued
$  1,375,000  Valley Sanitation District                                    5.200%          09/02/2030      $    1,362,309
---------------------------------------------------------------------------------------------------------------------------
   1,160,000  Victor Valley Union High School District                      5.100           09/01/2035           1,138,911
---------------------------------------------------------------------------------------------------------------------------
     500,000  Victorville Special Tax                                       5.050           09/01/2030             482,710
---------------------------------------------------------------------------------------------------------------------------
     450,000  Victorville Special Tax                                       5.125           09/01/2035             437,301
---------------------------------------------------------------------------------------------------------------------------
     125,000  West Patterson Financing Authority                            6.100           09/01/2032             131,329
---------------------------------------------------------------------------------------------------------------------------
   4,155,000  Western Hills Water District Special Tax
              (Diablo Grande Community Facilities)                          6.125           09/01/2031           4,287,545
---------------------------------------------------------------------------------------------------------------------------
     805,000  Western Hills Water District Special Tax
              (Diablo Grande Community Facilities)                          6.875           09/01/2031             851,255
---------------------------------------------------------------------------------------------------------------------------
   1,570,000  Westlands Water District RITES 1,2                            8.722 3         09/01/2030           1,804,150
---------------------------------------------------------------------------------------------------------------------------
   2,645,000  Westlands Water District RITES 1,2                            8.722 3         09/01/2035           2,991,654
---------------------------------------------------------------------------------------------------------------------------
   4,200,000  Westside Union School District                                5.250           09/01/2036           4,146,240
---------------------------------------------------------------------------------------------------------------------------
   2,635,000  Yuba County Community Facilities District Special Tax         5.125           09/01/2035           2,599,322
---------------------------------------------------------------------------------------------------------------------------
      15,000  Yucaipa Redevel. Agency (Eldorado Palms Mobile Home)          6.000           05/01/2030              15,442
                                                                                                            ---------------
                                                                                                               983,757,468
---------------------------------------------------------------------------------------------------------------------------
U.S. POSSESSIONS--11.0%
   3,250,000  Northern Mariana Islands Ports Authority, Series A            5.500           03/15/2031           3,253,803
---------------------------------------------------------------------------------------------------------------------------
  50,000,000  Puerto Rico Children's Trust Fund (TASC)                      6.290 5         05/15/2050           3,168,000
---------------------------------------------------------------------------------------------------------------------------
   2,245,000  Puerto Rico HBFA 1                                            6.250           04/01/2029           2,277,553
---------------------------------------------------------------------------------------------------------------------------
     740,000  Puerto Rico HFC (Homeowner Mtg.)                              5.200           12/01/2032             760,513
---------------------------------------------------------------------------------------------------------------------------
   4,000,000  Puerto Rico Highway & Transportation Authority, Series G 1    5.000           07/01/2033           4,054,240
---------------------------------------------------------------------------------------------------------------------------
   2,000,000  Puerto Rico Highway & Transportation Authority, Series K      5.000           07/01/2030           2,037,520
---------------------------------------------------------------------------------------------------------------------------
   5,000,000  Puerto Rico Highway & Transportation Authority, Series K      5.000           07/01/2035           5,082,400
---------------------------------------------------------------------------------------------------------------------------
  13,000,000  Puerto Rico Highway & Transportation Authority, Series K 1    5.000           07/01/2045          13,155,220
---------------------------------------------------------------------------------------------------------------------------
  16,195,000  Puerto Rico Infrastructure                                    5.000           07/01/2041          16,388,351
---------------------------------------------------------------------------------------------------------------------------
   5,510,000  Puerto Rico ITEMECF (Cogeneration Facilities) 1               6.625           06/01/2026           5,998,847
---------------------------------------------------------------------------------------------------------------------------
   2,710,000  Puerto Rico ITEMECF (Mennonite General Hospital) 1            6.500           07/01/2012           2,727,805
---------------------------------------------------------------------------------------------------------------------------
  24,400,000  Puerto Rico Port Authority (American Airlines), Series A 1    6.250           06/01/2026          19,126,428
---------------------------------------------------------------------------------------------------------------------------
  27,000,000  V.I.  Public Finance Authority (Hovensa Coker)                6.500           07/01/2021          30,554,550
---------------------------------------------------------------------------------------------------------------------------
   4,515,000  V.I.  Public Finance Authority, Series A 1                    6.375           10/01/2019           5,027,453
---------------------------------------------------------------------------------------------------------------------------
   5,150,000  V.I.  Public Finance Authority, Series E 1                    6.000           10/01/2022           5,408,015
                                                                                                            ---------------
                                                                                                               119,020,698

---------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,062,634,881)--101.8%                                                    1,102,778,166
---------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(1.8)                                                                   (19,917,070)
                                                                                                            ---------------
NET ASSETS--100.0%                                                                                          $1,082,861,096
                                                                                                            ===============


                   29 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Security has been segregated for collateral to cover borrowings. See Note 6 of Notes to Financial Statements.

2. Illiquid security. The aggregate value of illiquid securities as of January 31, 2006 was $82,300,371, which represents 7.60% of the Fund's net assets. See
Note 5 of Notes to Financial Statements.

3. Represents the current interest rate for a variable rate bond known as an "inverse floater." See Note 1 of Notes to Financial Statements.

4. Issue is in default. Non-income producing. See Note 1 of Notes to Financial Statements.

5. Zero coupon bond reflects effective yield on the date of purchase.

6. When-issued security or forward commitment to be delivered and settled after January 31, 2006. See Note 1 of Notes to Financial Statements.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ABAG        Association of Bay Area Governments
CDA         Communities Development Authority
CDC         Community Development Corp.
COP         Certificates of Participation
GO          General Obligation
HBFA        Housing Bank and Finance Agency
HFA         Housing Finance Agency/Authority
HFC         Housing Finance Corp.
IDA         Industrial Development Agency
INFLOS      Inverse Floating Rate Securities
ITEMECF     Industrial, Tourist, Educational, Medical and
            Environmental Community Facilities
M-S-R       Modesto Irrigation District of the City of
            Santa Clara and the City of Redding
RIBS        Residual Interest Bonds
RITES       Residual Interest Tax Exempt Security
ROLs        Residual Option Longs
TASC        Tobacco Settlement Asset-Backed Bonds
USD         Unified School District
V.I.        United States Virgin Islands

--------------------------------------------------------------------------------
SUMMARY OF RATINGS     JANUARY 31, 2006
--------------------------------------------------------------------------------

Distribution of investments by ratings category, as a percentage of total investments at value, is as follows:

RATINGS                                                                 PERCENT
--------------------------------------------------------------------------------
AAA                                                                        15.8%
AA                                                                          6.0
A                                                                           4.3
BBB                                                                        53.0
BB                                                                          2.4
B                                                                           0.8
CCC                                                                         1.7
Not Rated                                                                  16.0
                                                                          ------
Total                                                                     100.0%
                                                                          ======

Bonds rated by any nationally recognized statistical rating organization are included in the equivalent Standard & Poor's rating category. As a general matter, unrated bonds may be backed by mortgage liens or equipment liens on the underlying property, and also may be guaranteed. Bonds which are backed by a letter of credit or by other financial institutions or agencies may be assigned an investment-grade rating by the Manager, which reflects the quality of the guarantor, institution or agency. Unrated bonds may also be assigned a rating when the issuer has rated bonds outstanding with comparable credit characteristics, or when, in the opinion of the Manager, the bond itself possesses credit characteristics which allow for rating. The unrated bonds in the portfolio are predominantly smaller issuers which have not applied for a bond rating. Only those unrated bonds which subsequent to purchase have not been designated investment grade by the Manager are included in the "Not Rated" category.


                   30 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
INDUSTRY CONCENTRATIONS  January 31, 2006
--------------------------------------------------------------------------------

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                               VALUE            PERCENT
--------------------------------------------------------------------------------
Tobacco Settlement Payments                   $  274,593,889               24.9%
Special Tax                                      251,136,899               22.8
Special Assessment                               142,659,663               12.9
Municipal Leases                                  58,255,363                5.3
General Obligation                                51,709,638                4.7
Marine/Aviation Facilities                        44,490,346                4.0
Pollution Control                                 30,616,652                2.8
Multifamily Housing                               27,165,309                2.5
Highways/Railways                                 26,843,480                2.4
Water Utilities                                   24,577,909                2.2
Education                                         24,569,479                2.2
Resource Recovery                                 19,451,955                1.8
Airlines                                          19,372,934                1.8
Higher Education                                  18,888,185                1.7
Hotels, Restaurants & Leisure                     18,589,630                1.7
Hospital/Health Care                              17,710,993                1.6
Electric Utilities                                13,041,402                1.2
Sales Tax Revenue                                 10,450,988                1.0
Adult Living Facilities                           10,007,249                0.9
Sewer Utilities                                    5,353,291                0.5
Single Family Housing                              4,648,621                0.4
Manufacturing, Durable Goods                       3,530,902                0.3
Parking Fee Revenue                                2,628,585                0.2
Gas Utilities                                      2,009,036                0.2
Not-for-profit Organization                          475,768                0.0
                                              ----------------------------------
Total                                         $1,102,778,166              100.0%
                                              ==================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   31 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------

JANUARY 31, 2006
-------------------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,062,634,881)--see accompanying statement of investments   $1,102,778,166
-------------------------------------------------------------------------------------------------------
Cash                                                                                            873,717
-------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                     16,369,289
Shares of beneficial interest sold                                                           12,007,604
Investments sold                                                                                245,000
Other                                                                                            30,356
                                                                                         --------------
Total assets                                                                              1,132,304,132

-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Payable on borrowings (See Note 6)                                                           43,700,000
Investments purchased on a when-issued or forward commitment basis                            3,085,374
Dividends                                                                                     1,183,451
Shares of beneficial interest redeemed                                                          828,566
Distribution and service plan fees                                                              214,910
Interest expense                                                                                188,426
Trustees' compensation                                                                          107,652
Transfer and shareholder servicing agent fees                                                    28,925
Shareholder communications                                                                       14,446
Other                                                                                            91,286
                                                                                         --------------
Total liabilities                                                                            49,443,036

-------------------------------------------------------------------------------------------------------
NET ASSETS                                                                               $1,082,861,096
                                                                                         ==============

-------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                               $       94,834
-------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                1,035,553,023
-------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                             2,738,222
-------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                  4,331,732
-------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                   40,143,285
                                                                                         --------------
NET ASSETS                                                                               $1,082,861,096
                                                                                         ==============


                   32 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

----------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
----------------------------------------------------------------------------------------------------
Class A Shares:
Net asset value and redemption price per share (based on net assets of $880,060,946
and 77,057,501 shares of beneficial interest outstanding)                                  $   11.42
Maximum offering price per share (net asset value plus sales charge of 4.75%
of offering price)                                                                         $   11.99
----------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $62,078,252 and 5,431,653 shares
of beneficial interest outstanding)                                                        $   11.43
----------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge)
and offering price per share (based on net assets of $140,721,898 and 12,344,984 shares
of beneficial interest outstanding)                                                        $   11.40

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   33 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended January 31, 2006
--------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------------------------------
Interest                                                                                 $   27,824,803
--------------------------------------------------------------------------------------------------------
Other income                                                                                      1,431
                                                                                         ---------------
Total investment income                                                                      27,826,234

--------------------------------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------------------------------
Management fees                                                                               2,309,987
--------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                         918,432
Class B                                                                                         302,834
Class C                                                                                         562,597
--------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                         127,501
Class B                                                                                          16,875
Class C                                                                                          25,189
--------------------------------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                                          15,970
Class B                                                                                           5,703
Class C                                                                                           2,762
--------------------------------------------------------------------------------------------------------
Interest expense                                                                                802,205
--------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                           10,195
--------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                       8,683
--------------------------------------------------------------------------------------------------------
Other                                                                                           135,246
                                                                                         --------------
Total expenses                                                                                5,244,179

--------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                        22,582,055

--------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                              7,505,011
--------------------------------------------------------------------------------------------------------
Net change in unrealized apepreciation on investments                                       (13,258,059)

--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                     $   16,829,007
                                                                                         ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   34 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                SIX MONTHS               YEAR
                                                                                     ENDED              ENDED
                                                                          JANUARY 31, 2006           JULY 31,
                                                                               (UNAUDITED)               2005
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------
Net investment income                                                      $    22,582,055    $    31,792,690
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                7,505,011          1,502,281
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                          (13,258,059)        61,275,811
                                                                           -----------------------------------
Net increase in net assets resulting from operations                            16,829,007         94,570,782

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------
Dividends from net investment income:
Class A                                                                        (20,801,355)       (26,908,765)
Class B                                                                         (1,415,480)        (3,003,604)
Class C                                                                         (2,639,435)        (2,082,510)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTION
--------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                        264,843,297        168,989,275
Class B                                                                          3,083,683        (13,357,770)
Class C                                                                         62,079,479         44,091,249

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------
Total increase                                                                 321,979,196        262,298,657
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                            760,881,900        498,583,243
                                                                           -----------------------------------
End of period (including accumulated net investment income
of $2,738,222 and $5,012,437, respectively)                                $ 1,082,861,096    $   760,881,900
                                                                           ===================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   35 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                      YEAR
                                                 ENDED                                                                     ENDED
                                      JANUARY 31, 2006                                                                  JULY 31,
CLASS A                                    (UNAUDITED)           2005           2004           2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     11.52    $     10.31    $      9.97    $     10.60    $     10.49    $    10.11
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .29 1          .62 1          .68            .63            .53           .53
Net realized and unrealized gain (loss)           (.08)          1.21            .27           (.66)           .10           .38
                                           ----------------------------------------------------------------------------------------
Total from investment operations                   .21           1.83            .95           (.03)           .63           .91
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.31)          (.62)          (.61)          (.60)          (.52)         (.53)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     11.42    $     11.52    $     10.31    $      9.97    $     10.60    $    10.49
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                1.90%         18.20%          9.54%         (0.57)%         6.20%         9.17%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   880,061    $   621,736    $   401,491    $   385,141    $   409,689    $  387,388
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   757,473    $   477,934    $   400,452    $   410,237    $   398,651    $  344,808
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             4.96%          5.59%          6.52%          5.88%          5.09%         5.08%
Total expenses                                    0.98%          0.92%          1.00%          0.96%          0.86% 4       0.88%
Expenses after payments and waivers and
reduction to custodian expenses                   0.98%          0.92%          0.97%          0.96%          0.86%         0.87% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             26%            15%            26%            63%            27%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   36 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

                                            SIX MONTHS                                                                      YEAR
                                                 ENDED                                                                     ENDED
                                      JANUARY 31, 2006                                                                  JULY 31,
CLASS B                                    (UNAUDITED)           2005           2004           2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     11.53    $     10.31    $      9.97    $     10.61    $     10.50    $    10.11
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .24 1          .54 1          .64            .55            .45           .45
Net realized and unrealized gain (loss)           (.07)          1.22            .22           (.68)           .10           .39
                                           ----------------------------------------------------------------------------------------
Total from investment operations                   .17           1.76            .86           (.13)           .55           .84
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.27)          (.54)          (.52)          (.51)          (.44)         (.45)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     11.43    $     11.53    $     10.31    $      9.97    $     10.61    $    10.50
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                1.49%         17.40%          8.70%         (1.42)%         5.39%         8.46%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $    62,078    $    59,530    $    65,991    $   101,079    $   128,857    $  137,307
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $    60,244    $    61,244    $    84,482    $   118,611    $   132,685    $  126,060
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             4.20%          4.90%          5.76%          5.09%          4.32%         4.33%
Total expenses                                    1.77%          1.69%          1.77%          1.73%          1.62% 4       1.63%
Expenses after payments and waivers and
reduction to custodian expenses                   1.77%          1.69%          1.74%          1.73%          1.62%         1.62% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             26%            15%            26%            63%            27%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   37 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                            SIX MONTHS                                                                      YEAR
                                                 ENDED                                                                     ENDED
                                      JANUARY 31, 2006                                                                  JULY 31,
CLASS C                                    (UNAUDITED)           2005           2004           2003           2002          2001
-----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period       $     11.50    $     10.29    $      9.95    $     10.58    $     10.48    $    10.09
-----------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                              .24 1          .52 1          .60            .54            .46           .45
Net realized and unrealized gain (loss)           (.07)          1.23            .26           (.66)           .08           .39
                                           ----------------------------------------------------------------------------------------
Total from investment operations                   .17           1.75            .86           (.12)           .54           .84
-----------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions
to shareholders:
Dividends from net investment income              (.27)          (.54)          (.52)          (.51)          (.44)         (.45)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period             $     11.40    $     11.50    $     10.29    $      9.95    $     10.58    $    10.48
                                           ========================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE 2                1.51%         17.33%          8.71%         (1.33)%         5.31%         8.48%
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)   $   140,722    $    79,616    $    31,102    $    27,898    $    24,936    $   18,105
-----------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)          $   111,965    $    43,444    $    30,371    $    27,011    $    21,775    $   14,489
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                             4.17%          4.73%          5.74%          5.12%          4.33%         4.32%
Total expenses                                    1.74%          1.69%          1.78%          1.73%          1.62% 4       1.63%
Expenses after payments and waivers and
reduction to custodian expenses                   1.74%          1.69%          1.75%          1.73%          1.62%         1.62% 4
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                             26%            15%            26%            63%            27%           20%

1. Per share amounts calculated based on the average shares outstanding during the period.

2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Excludes interest expense.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                   38 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer California Municipal Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek as high a level of current interest income exempt from federal and California income taxes for individual investors as is consistent with preservation of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares six years after the date of purchase.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose


                   39 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $73,649,018 as of January 31, 2006, which represents 6.50% of the Fund's total assets.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED BASIS OR FORWARD COMMITMENT. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis or forward commitment can take place up to ten days or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued basis or forward commitment may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase. As of January 31, 2006, the Fund had purchased $3,085,374 of securities issued on a when-issued basis or forward commitment.

--------------------------------------------------------------------------------
SECURITY CREDIT RISK. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of January 31, 2006, securities with an aggregate market value of $246,506, representing 0.02% of the Fund's net assets, were in default.

      There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.


                   40 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

      As of January 31, 2006, it is estimated that the Fund will utilize $3,173,279 of capital loss carryforward to offset realized capital gains. During the year ended July 31, 2005, the Fund utilized $1,502,281 of capital loss carryforward to offset capital gains realized in that fiscal year.

As of July 31, 2005, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                        EXPIRING
                        -------------------------------
                        2009                 $3,173,279

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended January 31, 2006, the Fund's projected benefit obligations were decreased by $211 and payments of $8,353 were made to retired trustees, resulting in an accumulated liability of $82,572 as of January 31, 2006.

      The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and


                   41 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts to the extent they are not offset by positive cash balances maintained by the Fund at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                   42 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                          SIX MONTHS ENDED JANUARY 31, 2006        YEAR ENDED JULY 31, 2005
                                     SHARES          AMOUNT          SHARES          AMOUNT
--------------------------------------------------------------------------------------------
CLASS A
Sold                             26,600,318   $ 304,726,068      19,938,576   $ 223,516,947
Dividends and/or
distributions reinvested          1,029,449      11,786,316       1,431,372      15,844,672
Redeemed                         (4,522,672)    (51,669,087)     (6,371,483)    (70,372,344)
                                ------------------------------------------------------------
Net increase                     23,107,095   $ 264,843,297      14,998,465   $ 168,989,275
                                ============================================================

-------------------------------------------------------------------------------------------
CLASS B
Sold                                930,579   $  10,663,999       1,070,121   $  11,925,943
Dividends and/or
distributions reinvested             72,461         830,569         164,749       1,816,688
Redeemed                           (733,482)     (8,410,885)     (2,471,135)    (27,100,401)
                                ------------------------------------------------------------
Net increase (decrease)             269,558   $   3,083,683      (1,236,265)  $ (13,357,770)
                                ============================================================

--------------------------------------------------------------------------------------------
CLASS C
Sold                              6,324,370   $  72,360,431       4,514,407   $  50,858,939
Dividends and/or
distributions reinvested            121,732       1,390,879         106,662       1,181,896
Redeemed                         (1,022,521)    (11,671,831)       (722,327)     (7,949,586)
                                ------------------------------------------------------------
Net increase                      5,423,581   $  62,079,479       3,898,742   $  44,091,249
                                ============================================================

--------------------------------------------------------------------------------
3. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended January 31, 2006, were as follows:

                                                   PURCHASES               SALES
--------------------------------------------------------------------------------
Investment securities                           $315,056,406        $192,034,946

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.60% of the first $200 million of average annual net assets, 0.55% of the next $100 million, 0.50% of the next $200 million, 0.45% of the next $250 million, 0.40% of the next $250 million, and 0.35% of average annual net assets over $1 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended January 31, 2006, the Fund paid $163,138 to OFS for services to the Fund.


                   43 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B AND CLASS C SHARES. The Fund has adopted Distribution and Service Plans for Class B and Class C shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of up to 0.25% under each plan. If either the Class B or Class C plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at January 31, 2006 for Class B and Class C shares were $2,396,192 and $2,031,946, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges
(CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A         CLASS B         CLASS C
                         CLASS A      CONTINGENT      CONTINGENT      CONTINGENT
                       FRONT-END        DEFERRED        DEFERRED        DEFERRED
                   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS           RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED                DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
--------------------------------------------------------------------------------
January 31, 2006       $585,366              $--         $43,111         $48,692


                   44 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

--------------------------------------------------------------------------------
WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Manager has voluntarily undertaken to limit its management fees not to exceed 0.55% of average annual net assets for each class of shares. This voluntary undertaking is expected to remain in effect indefinitely, however, it may be amended or withdrawn by the Manager at any time without notice to shareholders.

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
5. ILLIQUID SECURITIES

As of January 31, 2006, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
6. BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

      The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $800 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (4.4016% as of January 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $800 million facility size.

      For the six months ended January 31, 2006, the average daily loan balance was $39,802,717 at an average daily interest rate of 3.911%. The Fund had borrowings outstanding of $43,700,000 at January 31, 2006 at an interest rate of 4.4016%. The Fund had gross borrowings and gross loan repayments of $263,200,000 and $287,100,000, respectively, during the six months ended January 31, 2006. The maximum amount of borrowings outstanding at any month-end during the six months ended January 31, 2006 was $79,400,000. The Fund paid $72,866 in fees and $691,321 in interest during the six months ended January 31, 2006.


                   45 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
7. LITIGATION

A complaint was filed as a putative class action against the Manager and OFS (and other defendants) in the U.S. District Court for the Southern District of New York on January 10, 2005 and was amended on March 4, 2005. Seven of the eight counts in the complaint, including claims against certain of the Oppenheimer funds including the Fund, as nomi-nal defendants, and against certain present and former Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, under a court order dated March 10, 2006, in response to a motion to dismiss the suit that had been filed by the defendants. The remaining count against the Adviser Defendants alleges, among other things, that the defendants charged excessive fees in violation of section 36(b) of the Investment Company Act of 1940. The plaintiffs seek unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

      The Adviser Defendants believe that the claims asserted in the remaining count under this lawsuit are without merit, and intend to defend the suit vigorously and contest any claimed liability. They believe that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss.


                   46 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

REPORT OF SHAREHOLDER MEETING  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
On August 17, 2005, a shareholder meeting of the Oppenheimer California Municipal Fund was held at which the eleven Trustees identified below were elected (Proposal No. 1). The meeting on August 17, 2005 was adjourned until September 16, 2005 for Proposal 2. At the meeting on September 16, 2005, the sub-proposals in (Proposal No. 2) were approved as described in the Funds' proxy statement for that meeting. The following is a report of the votes cast:

--------------------------------------------------------------------------------
PROPOSAL NO. 1

NOMINEE                                 FOR         WITHHELD               TOTAL
--------------------------------------------------------------------------------
TRUSTEES
Matthew P. Fink              32,468,283.717      869,637.536      33,337,921.253
Robert G. Galli              32,498,471.754      839,449.499      33,337,921.253
Phillip A. Griffiths         32,549,313.319      788,607.934      33,337,921.253
Mary F. Miller               32,527,571.494      810,349.759      33,337,921.253
Joel W. Motley               32,547,370.537      790,550.716      33,337,921.253
John V. Murphy               32,546,788.308      791,132.945      33,337,921.253
Kenneth A. Randall           32,549,257.684      788,663.569      33,337,921.253
Russell S. Reynolds, Jr.     32,543,784.227      794,137.026      33,337,921.253
Joseph M. Wikler             32,527,254.441      810,666.812      33,337,921.253
Peter I. Wold                32,476,635.093      861,286.160      33,337,921.253
Clayton K. Yeutter           32,494,629.735      843,291.518      33,337,921.253

--------------------------------------------------------------------------------
PROPOSAL NO. 2

             FOR          AGAINST            ABSTAIN     BROKER NON-VOTE                TOTAL
---------------------------------------------------------------------------------------------
2D: Proposal to eliminate the policy on Futures
  20,542,275.640      878,878.348      1,452,423.157       7,310,066.000       30,183,643.145
2G: Proposal to change the policy on Investing in Other Investment Companies
  20,378,802.827    1,013,090.435      1,481,683.883       7,310,066.000       30,183,643.145
2L: Proposal to change the policy on Senior Securities
  20,788,124.238      679,864.026      1,405,588.881       7,310,066.000       30,183,643.145
2M: Proposal to change the policy on Underwriting
  20,678,509.653      717,588.193      1,477,479.299       7,310,066.000       30,183,643.145


                   47 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                   48 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Each year, the Board of Trustees (the "Board"), including a majority of the independent Trustees, is required to determine whether to renew the Fund's investment advisory agreement (the "Agreement"). The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Agreement. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose. In addition, the Board receives information throughout the year regarding Fund services, fees, expenses and performance.

      The Manager and the independent consultant provided information to the Board on the following factors: (i) the nature, quality and extent of the Manager's services, (ii) the investment performance of the Fund and the Manager,
(iii) the fees and expenses of the Fund, including comparative expense information, (iv) the profitability of the Manager and its affiliates, including an analysis of the cost of providing services by the Manager and its affiliates,
(v) the extent to which economies of scale are realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (vi) other benefits to the Manager from its relationship with the Fund. The Board was aware that there are alternatives to retaining the Manager.

      NATURE AND EXTENT OF SERVICES. The Board considered information on the nature and extent of the services provided to the Fund and information regarding the Manager's key personnel that provide such services. The Manager's duties include providing the Fund with the services of the portfolio managers and the Manager's investment team, who provide research, analysis and other advisory services in regard to the Fund's investments; securities trading services; oversight of third party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund's investment restrictions. The Manager is responsible for providing certain administrative services to the Fund as well. Those services include providing, and supervising the activities of, all administrative and clerical personnel that are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund's operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund's shares. The Manager also provides the Fund with office space, facilities and equipment.


                   49 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND

BOARD APPROVAL OF THE FUND'S INVESTMENT
ADVISORY AGREEMENT  Unaudited / Continued
--------------------------------------------------------------------------------

      QUALITY OF SERVICES. The Board also considered the quality of the services provided and the quality of the Manager's resources that are available to the Fund. The Board took account of the facts that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services, and information the Board has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Ronald H. Fielding and the Manager's Municipal Bond investment team and analysts. Mr. Fielding has had over 28 years of experience managing tax exempt and fixed income investments. The Board members also considered their experiences with the Manager and its officers and other personnel through their service as directors or trustees of the Fund and other funds advised by the Manager. The Board considered information regarding the quality of services provided by affiliates of the Manager, which it also reviews at other times during the year in connection with the renewal of the Fund's service agreements. In light of the foregoing, the Board concluded that the Fund benefits from the services provided under the Agreement as a result of the Manager's experience, reputation, personnel, operations, and resources.

      INVESTMENT PERFORMANCE OF THE MANAGER AND THE FUND. During the year, the Manager provided information on the performance of the Fund and the Manager at each Board meeting, including comparative performance information. The Board also reviewed information, prepared by the Manager and by the independent consultant, comparing the Fund's historical performance to relevant market indices and to the performance of other California municipal debt funds advised by the Manager and other investment advisers. The Board noted that the Fund's one-year, three-year, five-year and ten-year performance was better than its peer group average.

      MANAGEMENT FEES AND EXPENSES. The Board reviewed the fees paid to the Manager and its affiliates and the other expenses borne by the Fund. The Board also evaluated the comparability of the fees charged and the services provided to the Fund to those of other clients or accounts advised by the Manager. The independent consultant provided comparative data in regard to the fees and expenses of the Fund, other California municipal debt funds and other funds with comparable asset levels and distribution features. The Manager has agreed to voluntarily waive a portion of its management fee such that it will not exceed 0.55% of average annual net assets for each class of shares. The Board


                   50 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND noted that the Fund's contractual and actual management fees and its total expenses were higher than its peer group average.

      ECONOMIES OF SCALE. The Board reviewed the extent to which the Manager may realize economies of scale in managing and supporting the Fund, to what extent those economies of scale benefit the Fund shareholders and the current level of Fund assets. The Board also noted the Fund's breakpoints, which are intended to share economies of scale that may exist as the Fund grows with its shareholders.

      PROFITS AND OTHER BENEFITS TO THE MANAGER. The Board considered information regarding the Manager's costs in serving as the Fund's investment adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Manager's profitability from its relationship with the Fund. The Board considered that the Manager must be able to pay and retain experienced professional personnel at competitive rates to provide services to the Fund and that maintaining the financial viability of the Manager is important in order for the Manager to continue to provide significant services to the Fund and its shareholders. The Board also considered information regarding the direct and indirect benefits the Manager receives as a result of its relationship with the Fund, including compensation paid to the Manager's affiliates for services provided.

      CONCLUSIONS. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and the independent Trustees. Fund counsel is independent of the Manager within the meaning and intent of the Securities and Exchange Commission Rules.

      Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, concluded that the nature, extent and quality of the services provided to the Fund by the Manager are a benefit to the Fund and in the best interest of the Fund's shareholders and that the amount and structure of the compensation received by the Manager and its affiliates are reasonable in relation to the services provided. Accordingly, the Board elected to continue the advisory agreement for another year. In arriving at this decision, the Board did not single out any factor or factors as being more important than others, but considered all of the factors together. The Board judged the terms and conditions of the advisory agreement, including the management fee, in light of all of the surrounding circumstances.


                   51 | OPPENHEIMER CALIFORNIA MUNICIPAL FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      o the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      o a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      o any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      o the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11. CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of January 31, 2006, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
(b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1)   Not applicable to semiannual reports.

      (2)   Exhibits attached hereto.

      (3)   Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer California Municipal Fund


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /s/ John V. Murphy
      ----------------------------
      John V. Murphy
      Principal Executive Officer
Date: March 15, 2006


By:   /s/ Brian W. Wixted
      ----------------------------
      Brian W. Wixted
      Principal Financial Officer
Date: March 15, 2006